Description of Business	12 Months Ended
Dec. 31, 2016
Description of Business
Description of Business

Note 1. Description of Business

Cotiviti Holdings, Inc. (collectively with its subsidiaries, “we,” “our,” “Cotiviti” or the “Company”) is a leading provider of analytics‑driven payment accuracy solutions, focused primarily on the healthcare sector. Our integrated solutions help clients enhance payment accuracy in an increasingly complex healthcare environment. We leverage our robust technology platform, configurable analytics, proprietary information assets and expertise in healthcare reimbursement to help our clients enhance their claims payment accuracy. We help our healthcare clients identify and correct payment inaccuracies. We work with over 40 healthcare organizations, including 20 of the 25 largest U.S. commercial, Medicaid and Medicare managed health plans, as well as CMS. We are also a leading provider of payment accuracy solutions to over 35 retail clients, including eight of the ten largest retailers in the United States.

We were founded as Connolly in 1979 as a provider of payment accuracy solutions to the retail industry and launched our retrospective claims accuracy solutions to the healthcare industry in 1998. Connolly was acquired by the funds managed by Advent in 2012. In May 2014, Connolly merged with iHealth Technologies which was founded in 2001. At the time of the merger, Connolly was a leading provider of retrospective claims accuracy solutions to U.S. healthcare providers and retailers and iHealth Technologies was a leading provider of prospective claims accuracy solutions to U.S. healthcare providers. As a result of the Connolly iHealth Merger, iHT and all of its wholly owned subsidiaries became our wholly owned subsidiaries. The results of operations for iHT are included in our consolidated financial statements as of and since May 14, 2014. Accordingly, comparability to other periods presented is impacted by the timing of the Connolly iHealth Merger. We have adopted a holding company structure and our primary domestic operations are performed through our wholly owned operating subsidiaries. We have international operations in Canada, the United Kingdom and India. We rebranded our company as “Cotiviti” in September 2015.